VIA EDGAR

September 2, 2025

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectuses and Statements of Additional Information for the Trust’s ETC Cabana Target Beta ETF, ETC Cabana Target Drawdown 10 ETF, ETC Cabana Target Leading Sector Moderate ETF, QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and LG QRAFT AI-Powered U.S. Large Cap Core ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 284, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001213900-25-080754 on August 26, 2025 with an effective date of August 28, 2025.

If you have any questions, please contact me at 518-282-4558.

Sincerely,

/s/ Richard Malinowski
Richard Malinowski